Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Warrants	Foreign Currency Translation Reserve	Deficit	Total Equity (Deficiency) Attributable to Owners of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2016	$ 159,343	$ 480,237	$ 12,919	$ 64,201	$ (1,964)	$ (423,026)	$ 132,367	$ 26,976
Net Loss	(120,036)					(109,731)	(109,731)	(10,305)
Foreign currency translation reserve	342				342		342
Issuance of shares (note 19a)	61,450	61,450					61,450
Share-based payments expense (note 19b)	8,662		8,662				8,662
Exercise of stock options (note 19b)	481	811	(330)				481
Shares issued pursuant to restricted share unit plan (note 19b)		5,058	(5,058)
Exercise of future investment rights	21,052	27,594		(6,542)			21,052
Issuance of warrants (note 19c)	16,285			16,285			16,285
Share and warrant issuance cost (note 19a,c)	(4,148)					(4,148)	(4,148)
Effect of funding arrangements on non-controlling interest (note 20)						(4,776)	(4,776)	4,776
Ending balance (Adjusted Balance) at Dec. 31, 2017	143,541	575,150	16,193	73,944	(1,622)	(541,571)	122,094	21,447
Ending balance at Dec. 31, 2017	143,431	575,150	16,193	73,944	(1,622)	(541,681)	121,984	21,447
Impact of adopting IFRS 9 (note 4a) | Application of IFRS 9	110					110	110
Net Loss	(237,896)					(195,366)	(195,366)	(42,530)
Foreign currency translation reserve	370				370		370
Issuance of shares (note 19a)	6,340	6,340					6,340
Share-based payments expense (note 19b)	6,722		6,722				6,722
Exercise of stock options (note 19b)	635	1,073	(438)				635
Shares issued pursuant to restricted share unit plan (note 19b)		554	(554)
Issuance of warrants (note 19c)	21,352			21,352			21,352
Share and warrant issuance cost (note 19a,c)	(581)					(581)	(581)
Effect of changes in the ownership of a subsidiary and funding arrangements on non-controlling interests (note 20)	(3,629)					(18,170)	(18,170)	14,541
Ending balance at Dec. 31, 2018	(63,146)	583,117	21,923	95,296	(1,252)	(755,688)	(56,604)	(6,542)
Net Loss	(206,753)					(205,709)	(205,709)	(1,044)
Foreign currency translation reserve	(398)				(398)		(398)
Reclassification of exchange differences on translation of foreign operations to consolidated statement of operations (note 5)	(1,449)				(1,449)		(1,449)
Issuance of shares (note 19a)	349,834	349,834					349,834
Share-based payments expense (note 19b)	22,030		22,030				22,030
Share-based compensation paid in cash (note 19b)	(421)		(421)				(421)
Issuance of warrants (note 19c)	560			560			560
Share issuance cost (note 19a)	(5,323)					(5,323)	(5,323)
Effect of funding arrangements on non-controlling interest (note 20)						(331)	(331)	331
Ending balance at Dec. 31, 2019	$ 94,934	$ 932,951	$ 43,532	$ 95,856	$ (3,099)	$ (967,051)	$ 102,189	$ (7,255)